Basis of Presentation (Details) - Schedule of basic and diluted net loss per share - shares	3 Months Ended		6 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2023	Jan. 31, 2022
Schedule of Basic and Diluted Net Loss Per Share [Abstract]
Convertible Preferred Shares	61,078,654	56,645,216	61,078,654	56,645,216
Convertible Debt	77,735,744	26,653,354	77,735,744	26,653,354
Total	138,814,398	83,298,570	138,814,398	83,298,570